Acquisition of Construction Services Businesses - Schedule of Actual Results Included In Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Construction revenues													$ 739,620	$ 650,628	$ 606,050
Net income attributable to Link-Line, W.S. Nicholls, and Brigadier	58,746	1,970	9,627	70,783	57,303	(2,864)	10,108	80,773	62,393	(4,305)	(3,676)	78,919	141,126	145,320	133,331
Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Construction revenues													54,264
Net income attributable to Link-Line, W.S. Nicholls, and Brigadier													$ 1,859